Mortgage Note Payable (Schedule of Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding Loan Amount	$ 35,760	$ 30,260
Mortgages [Member]
Debt Instrument [Line Items]
Encumbered Properties, in properties	29	28
Outstanding Loan Amount	$ 35,760	$ 30,260
Weighted Average Effective Interest Rate	4.52%	4.67%
Debt Weighted Average Maturity Term	3 years 9 months 7 days	4 years 3 months 26 days
Minimum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	3.68%	3.80%
Maximum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	5.32%	5.32%